Summary of Defined Benefit Pension Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 3,499,274
Fair value of plan assets at end of year	3,238,307	$ 3,499,274
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	(1,699,197)	(1,346,224)
Pension Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	4,749,447	4,382,563
Service cost	97,960	99,929	$ 107,519
Interest cost	176,556	190,999	174,152
Special termination cost	21,174	0	0
Actuarial loss	237,896	277,098
Benefits paid	(261,473)	(286,066)
Plan amendments	3,033	(3,503)
Foreign currency translation and other	(156,890)	88,427
Benefit obligation at end of year	4,867,703	4,749,447	4,382,563
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	3,499,274	3,096,616
Actual gain on plan assets	51,514	469,984
Employer contributions	62,852	146,237
Benefits paid	(261,473)	(286,066)
Foreign currency translation and other	(113,860)	72,503
Fair value of plan assets at end of year	3,238,307	3,499,274	$ 3,096,616
Funded status	(1,629,396)	(1,250,173)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(31,206)	(11,333)
Pensions and other postretirement benefits	(1,598,190)	(1,238,840)
Net amount recognized	(1,629,396)	(1,250,173)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	1,639,010	1,434,645
Prior service cost	32,126	37,137
Transition obligation	103	143
Net amount recognized	$ 1,671,239	$ 1,471,925